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         [LETTERHEAD OF SOUTHERN FARM BUREAU LIFE INSURANCE COMPANY]


                                 May 6, 2005


VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

     Re:  Southern Farm Bureau Life Insurance Company
          Southern Farm Bureau Life Variable Account
          Post-Effective Amendment No. 7
          (File No. 333-79865)
          --------------------

Commissioners:

     On behalf of Southern Farm Bureau Life Insurance Company (the "Company") and Southern Farm Bureau Life Variable Account (the "Account"), we are transmitting a certification pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933. In this regard, we certify that the form of prospectus and statement of additional information for the flexible premium deferred variable annuity contracts offered by the Company through the Account that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the above-referenced registration statement for the Account. That registration statement was filed electronically with the Commission on April 29, 2005.

     If you have any questions or comments regarding this filing, please call the undersigned at (601) 981-7422 or Thomas Bisset at (202) 383-0118.

                                       Sincerely,

                                       SOUTHERN FARM BUREAU LIFE
                                       INSURANCE COMPANY

                                            /s/ Joseph A. Purvis

                                       Joseph A. Purvis
                                       Senior Vice President, General Counsel
                                       and Secretary

cc: Thomas Bisset